5. Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Intangible Assets Tables
Intangible Assets
	March 31	December 31
	2015	2014

Horizon software	$17,669	$16,936
ZTEsoft Telecom software	498	495
Contractual relationships	885	885
	19,004	18,316
Less accumulated amortization	(8,048)	(7,356)

Intangible assets, net	$11,004	$10,960

	December	December 31
	2014	2013

Horizon software	$16,936	$17,599
ZTEsoft Telecom software	495	497
Contractual relationships	885	885
	18,316	18,981
Less accumulated amortization	(7,356)	(6,221)

Intangible assets, net	$10,960	$12,760